Note 2 - Securities - Contractual Maturities 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Due in one year or less, amortized cost	$ 14,772	$ 11,963
Due in one year or less, fair value	14,629	11,746
Due after one year through five years, amortized cost	67,618	69,231
Due after one year through five years, fair value	66,478	66,934
Due after five years through ten years, amortized cost	32,027	30,472
Due after five years through ten years, fair value	30,322	29,004
Due after ten years, amortized cost	7,638	11,544
Due after ten years, fair value	6,712	10,755
Debt securities available-for-sale, amortized cost	122,055	123,210	$ 135,833
Debt securities available-for-sale, fair value	$ 118,141	$ 118,439	$ 126,737